STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company for the nine months ended September 30, 2024:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	27,518	23.69
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2024	27,518	23.69
Number of options exercisable at September 30, 2024	27,518	23.69

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	27,518	23.69
Granted	6,015	8.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at January 1, 2023	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited	(6,015)	8.75
Expired	-	-
Outstanding at December 31, 2023	27,518	23.69
Number of options exercisable at December 31, 2023	27,518	23.69

SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED

The fair value of options granted during 2022 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2022
Dividend yield	0
Expected volatility (%) (*)	55.37-64.89%
Risk-free interest rate (%) (**)	3.46-3.48%
Expected term of options (years) (***)	5.31-6.31
Exercise price (US dollars)	7-10.5
Share price (US dollars)	20.09
Fair value (US dollars)	2.1-2.2

(*)	Due to the low trading volume of the Company’s common stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.